Leases - Right-Of-Use Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Leases [Roll Forward]
Additions	$ 1,827
Modifications	17
Depreciation	(6,223)
Right-of-use assets, ending balance	13,619
Office Leases
Leases [Roll Forward]
Additions	0
Modifications	(6)
Depreciation	(4,904)
Right-of-use assets, ending balance	9,865
Field Equipment
Leases [Roll Forward]
Additions	1,668
Modifications	4
Depreciation	(837)
Right-of-use assets, ending balance	3,089
Vehicles And Other
Leases [Roll Forward]
Additions	159
Modifications	19
Depreciation	(482)
Right-of-use assets, ending balance	$ 665